Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 11,305	$ 6,117
Restricted cash	32	211
Time deposits	1,436
Accounts receivable, net (net of allowance of $13,049 and $12,881 as of December 31, 2021 and 2022, respectively)	3,482	2,262
Inventories, net	4,235	6,760
Prepaid expenses and other current assets, net (net of allowance of $11,327 and $11,383 as of December 31, 2021 and 2022, respectively)	7,501	13,640
Current assets held for sale		2,220
Total current assets	27,991	31,210
Non-current assets:
Property and equipment, net	1,024	724
Construction in progress		94
Intangible assets, net		978
Right of use asset	704	1,674
Deferred tax assets	424	471
Non-current assets held for sale		18,101
Total non-current assets	2,152	22,042
Total assets	30,143	53,252
Current liabilities:
Accounts payable	7,071	9,449
Accrued expenses and other payables	23,938	27,648
Contract liabilities - current	3,951	7,308
Lease liabilities - current	536	1,032
Amount due to related parties-current	746	2,492
Income tax payable	7	399
Short-term bank and other borrowings		361
Long-term bank borrowings - current portion		1,250
Contingent consideration –current		1,392
Convertible notes	1,691	9,990
Current liabilities held for sale		3,070
Total current liabilities	37,940	64,391
Non-current liabilities:
Unrecognized tax benefits	1,990	2,174
Deferred tax liabilities	909	1,011
Lease liabilities – non-current	39	754
Other payable – non-current	417
Contingent consideration – non-current		389
Other non-current liabilities		15
Non-current liabilities held for sale		1,804
Total non-current liabilities	3,355	6,147
Total liabilities	41,295	70,538
Commitments and contingencies
Shareholders’ deficit:
Ordinary shares (no par value; unlimited shares authorized; 10,209,481 shares and 57,182,633 shares issued and outstanding as of December 31, 2021 and 2022, respectively *)
Additional paid-in capital	310,267	262,271
Subscriptions receivable	(14,378)	(15,287)
Statutory reserve	1,901	1,901
Accumulated deficit	(305,072)	(271,040)
Accumulated other comprehensive loss	(3,512)	(1,091)
Total Borqs Technologies, Inc. shareholders’ deficit	(10,794)	(23,246)
Noncontrolling interest	(358)	5,960
Total shareholders’ deficit	(11,152)	(17,286)
Total liabilities, noncontrolling interest and shareholders’ deficit	$ 30,143	$ 53,252